Stock Based Incentive Plans (Tables)	12 Months Ended
Dec. 31, 2012
Stock-Based Incentive Plans and Employee and Director Stock Purchase Plans [Abstract]
Summary of stock options granted and outstanding

Options outstanding under the 2002, 2004, 2010, Community Plans and Advantage Plans are as follows:

SUMMARY OF STOCK OPTIONS GRANTED AND OUTSTANDING

	Incentive	Nonqualified	Total
Stock options granted and outstanding:
December 31, 2012 at prices ranging from $2.85 to $17.49 per share	835,097	950,060	1,785,157
December 31, 2011 at prices ranging from $3.09 to $17.49 per share	1,012,612	1,815,465	2,828,077
December 31, 2010 at prices ranging from $3.51 to $17.49 per share	846,377	1,353,234	2,199,611

Summary of stock option activity

Activity in the stock option plans for the years ended December 31, 2012, 2011 and 2010, respectively was as follows:

SUMMARY OF STOCK OPTION ACTIVITY

Years Ended December 31,	2012		2011		2010
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Stock options outstanding, beginning of year	2,828,077	$7.94	2,728,139	$8.29	2,199,611	$9.51
Granted	232,647	2.92	242,500	4.28	763,994	4.77
Exercised	—	—	—	—	—	—
Forfeited	(74,776)	3.76	(63,095)	4.84	(29,521)	8.16
Expired	(1,200,791)	8.11	(79,467)	11.39	(205,945)	8.27

Stock options outstanding, end of year	1,785,157	$7.35	2,828,077	$7.94	2,728,139	$8.29

Stock options exercisable, end of year	1,178,775	$8.66	2,037,549	$8.73	1,750,189	$9.37

Stock options vested or expected to vest (1)	1,725,894	$7.44	2,599,466	$7.98	2,584,682	$8.36

(1)	Includes vested shares and nonvested shares after a forfeiture rate assumption, which is based upon historical data, is applied.

Summary of nonvested stock option activity

A summary of the Company’s nonvested options at December 31, 2012, 2011 and 2010, respectively, are presented in the following table:

SUMMARY OF NONVESTED STOCK OPTION ACTIVITY

Years Ended December 31,	2012		2011		2010
	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Nonvested stock options outstanding, beginning of year	790,528	$5.90	977,950	$6.38	597,363	$15.31
Granted	232,647	2.92	242,500	4.28	763,994	4.77
Vested	(342,017)	6.30	(366,827)	6.29	(353,886)	17.82
Forfeited	(74,776)	3.76	(63,095)	4.84	(29,521)	8.16

Nonvested stock options outstanding, end of year	606,382	$4.79	790,528	$5.90	977,950	$6.38

Summary of nonvested restricted stock award activity

A summary of the Company’s nonvested stock awards at December 31, 2012, 2011 and 2010, respectively, are presented in the following table:

SUMMARY OF NONVESTED STOCK AWARD ACTIVITY

Years Ended December 31,	2012		2011		2010
	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Nonvested stock awards outstanding, beginning of year	175,989	$6.07	309,481	$6.16	182,297	$7.67
Issued	588,136	2.88	—	—	176,250	4.76
Vested	(106,012)	5.57	(110,973)	6.56	(48,066)	6.79
Forfeited	(19,076)	3.21	(19,689)	4.83	(1,000)	3.54

Nonvested stock awards outstanding, end of year	639,037	$3.30	178,819	$6.05	309,481	$6.16